Provision For Environmental Rehabilitation (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Provision for Environmental Rehabilitation

	2019	2018
Beginning balance at January 1	97,914	107,874
Change in estimates	(31,644)	(12,374)
Accretion	1,577	2,305
Settlements	(1,409)	-
Foreign exchange differences	(65)	109
Ending balance at December 31	66,373	97,914